Interest and Finance Costs	12 Months Ended
Dec. 31, 2022
Interest and Finance Costs [Abstract]
Interest and Finance Costs
13.	Interest and Finance Costs:

Interest and finance costs are analyzed as follows:

	Year ended December 31,
	2022	2021	2020
Interest on long-term debt and other financial liabilities	11,609	8,766	10,279
Convertible notes interest expense	694	2,067	-
Amortization of deferred finance costs and debt discounts	2,575	3,333	757
Amortization of deferred finance costs and debt discounts (shares issued to third party - non-cash)	284	326	350
Amortization of convertible note beneficial conversion feature (non-cash)	-	2,887	-
Fair value measurement of units issued to former related party	-	-	596
Other	170	400	360
Total	15,332	17,779	12,342

Interest and finance costs, related party, are analyzed as follows:

	Year ended December 31,
	2022	2021	2020
Interest expense long term debt related party	-	-	1,924
Convertible notes interest expense	-	-	2,425
Amortization of convertible note beneficial conversion feature (non-cash)	-	-	5,518
Amortization of deferred finance costs and debt discounts (shares issued to JDH - non-cash)	-	-	201
Restructuring expenses	-	-	1,015
Total	-	-	11,083